SHAREHOLDERS' EQUITY - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-vested options granted (in shares)	571,000	1,392,428
Share-based Payment Arrangement, Option [Member]
Outstanding - number (in shares)	2,408,508	1,186,900	1,273,900
Outstanding - Weighted average exercise price (in EUR per share)	€ 4.38	€ 2.81	€ 2.78
Non-vested options granted (in shares)	571,000	1,392,428
Granted - Weighted average exercise price (in EUR per share)	€ 9.07	€ 5.56
Exercised - number (in shares)	(320,622)	(150,820)	(23,750)
Exercised - Weighted average exercise price (in EUR per share)	€ 2.14	€ 2.93	€ 2.54
Forfeited - number (in shares)	(45,000)	(20,000)	(21,250)
Forfeited - Weighted average exercise price (in EUR per share)	€ 5.34	€ 4.01	€ 2.55
Expired - number (in shares)			(42,000)
Expired - Weighted average exercise price (in EUR per share)			€ 2
Outstanding - number (in shares)	2,613,886	2,408,508	1,186,900
Outstanding - Weighted average exercise price (in EUR per share)	€ 5.66	€ 4.38	€ 2.81
Exercisable - number (in shares)	1,362,205	1,149,401	970,650
Exercisable - Weighted average exercise price (in EUR per share)	€ 4.35	€ 3.25	€ 2.73
Share purchase options available for grant - number (in shares)	20,000	5,000	292,428
Number of options to subscribe to new shares available for future grant	1,329,000